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            [ON GOLENBOCK EISEMAN ASSOR BELL & PESKOE LLP LETTERHEAD]



                                                            March 28, 2005


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549



        Registration Statement on Form S-4
        of PAHC Holdings Corporation
        ----------------------------------


Ladies and Gentlemen:

       PAHC Holdings Corporation, a Delaware corporation (the "Company"), is herewith filing through the EDGAR system a Registration Statement on Form S-4, together with exhibits, in connection with the Company's offer to exchange (the "Exchange Offer") an aggregate principal amount of $29,000,000 of its 15% Senior Secured Notes due 2010, which Senior Secured Notes are being registered under the Securities Act of 1933, as amended, pursuant to such Registration Statement, for a like principal amount of the Company's issued and outstanding unregistered 15% Senior Secured Notes due 2010 issued February 10, 2005 under an Indenture dated February 10, 2005 between the Company and HSBC Bank USA, National Association, as trustee.

       The registration fee (the "Fee") for the Notes is $3,413.30. The Company has previously wired the Fee to the SEC's lock-box facility at Mellon Bank, Pittsburgh, Pennsylvania.

       We hereby request that, to the extent possible, the Staff review the Registration Statement on a priority basis or otherwise expedite the review process.

       Please contact me (212-907-7370) or Barry A. Cassell of this firm (212-907-7337) with any questions or comments relating to the Registration Statement or the Exchange Offer.


                                            Very truly yours,


                                            /s/ Lawrence M. Bell
                                            -----------------------
                                            Lawrence M. Bell


cc: PAHC Holdings Corporation
    Barry A. Cassell, Esq.